Stock-Based Compensation - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 2,155	$ 1,677	$ 5,856	$ 5,865	$ 8,043	$ 6,229
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	346	467	977	1,808	2,271	2,230
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	1,340	891	3,559	2,971	4,313	2,835
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 469	$ 319	$ 1,320	$ 1,086
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense					639	475
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense					$ 820	$ 689